UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared 2 semi-annual reports to shareholders for the period ended April 30, 2021. The first report applies to John Hancock Financial Industries Fund and the second report applies to John Hancock Regional Bank Fund of the Registrant.

Semiannual report
John Hancock
Financial Industries Fund
U.S. equity
April 30, 2021

A message to shareholders
Dear shareholder,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the U.S. economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus passed by Congress as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, inflation is on the rise, some regional economies may have reopened too early, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
20	Notes to financial statements
30	Statement Regarding Liquidity Risk Management
32	More information
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The S&P 500 Financials Index tracks the performance of publicly traded large-cap financial companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Portfolio summary
INDUSTRY COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Citizens Financial Group, Inc.	3.2
Bank of America Corp.	3.2
Visa, Inc., Class A	3.1
JPMorgan Chase & Co.	3.0
Equitable Holdings, Inc.	3.0
American Express Company	2.9
Western Alliance Bancorp	2.8
The Hartford Financial Services Group, Inc.	2.8
U.S. Bancorp	2.4
SVB Financial Group	2.4
TOTAL	28.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

COUNTRY COMPOSITION AS OF 4/30/2021 (% of net assets)
United States	85.4
United Kingdom	3.7
Canada	3.6
Netherlands	1.5
Switzerland	1.4
Denmark	1.3
Other countries	3.1
TOTAL	100.0
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	52.15	12.94	10.47	37.92	83.78	170.77
Class C	57.96	13.26	10.24	43.71	86.38	165.03
Class I1,2	60.59	14.38	11.18	45.46	95.80	188.54
Class R6[1,2]	60.81	14.42	11.20	45.48	96.14	189.05
Class NAV[1,2]	60.76	14.53	11.39	45.52	97.10	194.18
Index 1†	62.90	16.37	12.82	53.57	113.41	234.20
Index 2†	45.98	17.42	14.17	28.85	123.20	276.37
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.28	1.98	0.98	0.86	0.85
Net (%)	1.27	1.97	0.97	0.85	0.84
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the S&P 500 Financials Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	4-30-11	26,503	26,503	33,420	37,637
Class I1,2	4-30-11	28,854	28,854	33,420	37,637
Class R6[1,2]	4-30-11	28,905	28,905	33,420	37,637
Class NAV[1,2]	4-30-11	29,418	29,418	33,420	37,637
The S&P 500 Financials Index tracks the performance of publicly traded large-cap financial companies in the United States.
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectuses.
[2]	Class I, Class R6, and Class NAV shares were first offered on 9/9/16, 8/30/17, and 7/12/13, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,451.80	$7.29	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,447.10	11.83	1.95%
	Hypothetical example	1,000.00	1,015.10	9.74	1.95%
Class I	Actual expenses/actual returns	1,000.00	1,454.60	5.78	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Class R6	Actual expenses/actual returns	1,000.00	1,454.80	5.11	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	1,455.20	5.05	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 100.0%		$744,344,618
(Cost $446,556,506)
Financials 87.2%		648,632,295
Banks 44.0%
1st Source Corp.	92,325	4,393,747
Altabancorp	12,420	518,535
American Business Bank (A)	105,887	4,288,424
American River Bankshares	77,542	1,529,904
Ameris Bancorp	155,781	8,426,194
Atlantic Capital Bancshares, Inc. (A)	9,537	255,115
Atlantic Union Bankshares Corp.	218,428	8,446,611
Bank of America Corp.	589,985	23,912,092
Bank of Commerce Holdings	64,715	835,471
Bank of Marin Bancorp	95,426	3,379,989
BayCom Corp. (A)	117,312	2,122,174
Business First Bancshares, Inc.	124,171	2,951,545
California BanCorp (A)	95,527	1,671,723
Cambridge Bancorp	65,074	5,697,229
Central Valley Community Bancorp	75,805	1,488,810
Citigroup, Inc.	236,352	16,837,716
Citizens Financial Group, Inc.	517,048	23,928,976
Close Brothers Group PLC	370,373	8,124,088
Coastal Financial Corp. (A)	120,130	3,576,270
Danske Bank A/S	487,050	9,257,711
Evans Bancorp, Inc.	69,316	2,561,919
First Merchants Corp.	171,299	7,915,727
German American Bancorp, Inc.	69,018	2,990,550
Glacier Bancorp, Inc.	92,663	5,462,484
HBT Financial, Inc.	151,583	2,758,811
Heritage Commerce Corp.	172,733	2,084,887
Heritage Financial Corp.	134,866	3,789,735
Huntington Bancshares, Inc.	899,350	13,778,042
JPMorgan Chase & Co.	146,310	22,503,941
Level One Bancorp, Inc.	66,696	1,802,793
Live Oak Bancshares, Inc.	101,259	6,476,526
Mackinac Financial Corp.	17,604	382,007
Metrocity Bankshares, Inc.	63,620	1,018,556
Mid Penn Bancorp, Inc.	46,004	1,241,648
NBT Bancorp, Inc.	39,203	1,485,402
Nicolet Bankshares, Inc. (A)	65,108	5,193,014
Pacific Premier Bancorp, Inc.	105,974	4,666,035
Pinnacle Financial Partners, Inc.	145,654	12,765,117
Popular, Inc.	7,701	569,566
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	9

	Shares	Value
Financials (continued)
Banks (continued)
Sandy Spring Bancorp, Inc.	42,813	$1,941,998
Southern First Bancshares, Inc. (A)	52,333	2,695,150
Stock Yards Bancorp, Inc.	153,431	7,849,530
SVB Financial Group (A)	30,924	17,683,271
The First Bancshares, Inc.	78,736	3,080,152
TriCo Bancshares	218,180	10,097,370
U.S. Bancorp	301,879	17,916,519
Western Alliance Bancorp	198,005	20,804,385
Zions Bancorp NA	254,339	14,192,116
Capital markets 13.3%
3i Group PLC	719,039	12,735,462
Ares Management Corp., Class A	291,573	15,313,414
BlackRock, Inc.	15,734	12,890,866
Brookfield Asset Management, Inc., Class A	352,364	16,060,751
KKR & Company, Inc.	310,116	17,546,363
The Blackstone Group, Inc.	189,334	16,754,166
Tradeweb Markets, Inc., Class A	92,800	7,542,784
Consumer finance 4.8%
American Express Company	138,710	21,271,179
Discover Financial Services	123,742	14,106,588
Diversified financial services 6.6%
Equitable Holdings, Inc.	642,915	22,006,980
Eurazeo SE	80,253	6,686,625
Onex Corp.	161,933	10,841,205
Voya Financial, Inc.	138,327	9,381,337
Insurance 17.5%
Aon PLC, Class A	40,614	10,211,984
Arthur J. Gallagher & Company	106,517	15,439,639
Brown & Brown, Inc.	197,406	10,498,051
Chubb, Ltd.	60,956	10,459,440
Kinsale Capital Group, Inc.	56,450	9,822,865
Markel Corp. (A)	9,490	11,164,226
RenaissanceRe Holdings, Ltd.	21,544	3,636,843
The Hanover Insurance Group, Inc.	70,468	9,746,429
The Hartford Financial Services Group, Inc.	314,477	20,742,903
Trean Insurance Group, Inc. (A)	321,461	5,622,353
Unum Group	572,491	16,178,596
Willis Towers Watson PLC	26,438	6,843,741
Thrifts and mortgage finance 1.0%
OP Bancorp	163,571	1,779,652
Premier Financial Corp.	189,879	5,998,278
10	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials 1.4%		$10,324,087
Professional services 1.4%
Verisk Analytics, Inc.	54,857	10,324,087
Information technology 6.2%		46,546,636
IT services 6.2%
Adyen NV (A)(B)	4,658	11,463,772
EVERTEC, Inc.	50,592	2,018,621
FleetCor Technologies, Inc. (A)	34,337	9,879,442
Visa, Inc., Class A	99,267	23,184,801
Real estate 5.2%		38,841,600
Equity real estate investment trusts 4.7%
Lexington Realty Trust	466,552	5,710,596
Monmouth Real Estate Investment Corp.	250,099	4,621,830
Nippon Prologis REIT, Inc.	1,931	6,187,839
Prologis, Inc.	95,204	11,094,122
Rexford Industrial Realty, Inc.	133,936	7,440,145
Real estate management and development 0.5%
VGP NV	21,696	3,787,068

	Par value^	Value
Short-term investments 1.0%		$7,517,000
(Cost $7,517,000)
Repurchase agreement 1.0%		7,517,000
Repurchase Agreement with State Street Corp. dated 4-30-21 at 0.000% to be repurchased at $7,517,000 on 5-3-21, collateralized by $7,674,000 U.S. Treasury Notes, 0.125% due 4-30-23 (valued at $7,667,408)	7,517,000	7,517,000

Total investments (Cost $454,073,506) 101.0%	$751,861,618
Other assets and liabilities, net (1.0%)	(7,726,892)
Total net assets 100.0%	$744,134,726

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $458,683,409. Net unrealized appreciation aggregated to $293,178,209, of which $293,879,708 related to gross unrealized appreciation and $701,499 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $454,073,506)	$751,861,618
Cash	538
Foreign currency, at value (Cost $11,469)	11,460
Dividends receivable	1,097,683
Receivable for fund shares sold	1,041,262
Receivable for investments sold	4,082
Other assets	69,713
Total assets	754,086,356
Liabilities
Payable for investments purchased	1,718,965
Payable for fund shares repurchased	7,927,773
Payable to affiliates
Accounting and legal services fees	38,369
Transfer agent fees	34,859
Distribution and service fees	79,783
Trustees' fees	479
Other liabilities and accrued expenses	151,402
Total liabilities	9,951,630
Net assets	$744,134,726
Net assets consist of
Paid-in capital	$385,537,826
Total distributable earnings (loss)	358,596,900
Net assets	$744,134,726

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($296,028,816 ÷ 13,312,185 shares)[1]	$22.24
Class C ($16,014,613 ÷ 810,210 shares)[1]	$19.77
Class I ($39,267,057 ÷ 1,768,738 shares)	$22.20
Class R6 ($1,694,521 ÷ 76,285 shares)	$22.21
Class NAV ($391,129,719 ÷ 17,614,342 shares)	$22.21
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$23.41

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$6,811,217
Interest	35,428
Securities lending	64
Less foreign taxes withheld	(55,633)
Total investment income	6,791,076
Expenses
Investment management fees	2,623,906
Distribution and service fees	397,251
Accounting and legal services fees	68,626
Transfer agent fees	179,423
Trustees' fees	5,544
Custodian fees	48,179
State registration fees	36,093
Printing and postage	27,734
Professional fees	30,592
Other	21,590
Total expenses	3,438,938
Less expense reductions	(28,367)
Net expenses	3,410,571
Net investment income	3,380,505
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	67,132,486
Affiliated investments	(31)
Forward foreign currency contracts	(3,139,610)
63,992,845
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	182,671,180
Affiliated investments	29
Forward foreign currency contracts	(521,650)
182,149,559
Net realized and unrealized gain	246,142,404
Increase in net assets from operations	$249,522,909
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$3,380,505	$6,845,279
Net realized gain	63,992,845	29,258,760
Change in net unrealized appreciation (depreciation)	182,149,559	(90,122,563)
Increase (decrease) in net assets resulting from operations	249,522,909	(54,018,524)
Distributions to shareholders
From earnings
Class A	(12,944,779)	(19,342,491)
Class B	—	(107,328)[1]
Class C	(808,614)	(1,774,926)
Class I	(1,388,367)	(3,381,053)
Class R6	(83,629)	(81,731)
Class NAV	(20,258,040)	(31,079,593)
Total distributions	(35,483,429)	(55,767,122)
From fund share transactions	(47,986,144)	(64,533,911)
Total increase (decrease)	166,053,336	(174,319,557)
Net assets
Beginning of period	578,081,390	752,400,947
End of period	$744,134,726	$578,081,390

[1]	Share class was redesignated during the period. Refer to Note 6 for further details.
14	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$16.15	$19.34	$18.97	$21.12	$16.97	$17.30
Net investment income[2]	0.08	0.15	0.22	0.19	0.34	0.21
Net realized and unrealized gain (loss) on investments	7.01	(1.89)	1.37	(0.69)	5.11	(0.38)
Total from investment operations	7.09	(1.74)	1.59	(0.50)	5.45	(0.17)
Less distributions
From net investment income	(0.23)	(0.24)	(0.14)	(0.43)	(0.15)	(0.16)
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)	—
Total distributions	(1.00)	(1.45)	(1.22)	(1.65)	(1.30)	(0.16)
Net asset value, end of period	$22.24	$16.15	$19.34	$18.97	$21.12	$16.97
Total return (%)[3,4]	45.18[5]	(10.06)	9.55	(2.78)	32.93	(1.01)
Ratios and supplemental data
Net assets, end of period (in millions)	$296	$211	$261	$278	$343	$272
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[6]	1.23	1.21	1.22	1.21	1.26
Expenses including reductions	1.20[6]	1.22	1.21	1.21	1.20	1.25
Net investment income	0.80[6]	0.90	1.20	0.92	1.75	1.28
Portfolio turnover (%)	26	40	28	23	24	38

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	|	15

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$14.39	$17.39	$17.17	$19.26	$15.59	$15.90
Net investment income[2]	—[3]	0.02	0.08	0.04	0.19	0.09
Net realized and unrealized gain (loss) on investments	6.26	(1.70)	1.22	(0.62)	4.66	(0.36)
Total from investment operations	6.26	(1.68)	1.30	(0.58)	4.85	(0.27)
Less distributions
From net investment income	(0.11)	(0.11)	—	(0.29)	(0.03)	(0.04)
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)	—
Total distributions	(0.88)	(1.32)	(1.08)	(1.51)	(1.18)	(0.04)
Net asset value, end of period	$19.77	$14.39	$17.39	$17.17	$19.26	$15.59
Total return (%)[4,5]	44.71[6]	(10.82)	8.75	(3.46)	31.92	(1.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$14	$23	$30	$43	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96[7]	1.98	1.96	1.95	1.95	1.96
Expenses including reductions	1.95[7]	1.97	1.95	1.94	1.94	1.95
Net investment income	0.04[7]	0.16	0.47	0.21	1.03	0.57
Portfolio turnover (%)	26	40	28	23	24	38

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	|	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$16.13	$19.33	$18.98	$21.14	$16.98	$16.93
Net investment income[3]	0.10	0.20	0.27	0.24	0.39	0.02
Net realized and unrealized gain (loss) on investments	7.01	(1.90)	1.34	(0.69)	5.12	0.03
Total from investment operations	7.11	(1.70)	1.61	(0.45)	5.51	0.05
Less distributions
From net investment income	(0.27)	(0.29)	(0.18)	(0.49)	(0.20)	—
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)	—
Total distributions	(1.04)	(1.50)	(1.26)	(1.71)	(1.35)	—
Net asset value, end of period	$22.20	$16.13	$19.33	$18.98	$21.14	$16.98
Total return (%)[4]	45.46[5]	(9.92)	9.87	(2.57)	33.34	0.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$21	$44	$41	$39	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[6]	0.98	0.96	0.96	0.94	1.00[6]
Expenses including reductions	0.95[6]	0.97	0.96	0.95	0.93	0.99[6]
Net investment income	1.06[6]	1.18	1.46	1.18	1.97	0.68[6]
Portfolio turnover (%)	26	40	28	23	24	38[7]

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class I shares is 9-9-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 11-1-15 to 10-31-16.
SEE NOTES TO FINANCIAL STATEMENTS	|	17

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$16.15	$19.34	$18.99	$21.14	$19.58
Net investment income[3]	0.12	0.20	0.28	0.29	0.05
Net realized and unrealized gain (loss) on investments	7.00	(1.87)	1.35	(0.71)	1.51
Total from investment operations	7.12	(1.67)	1.63	(0.42)	1.56
Less distributions
From net investment income	(0.29)	(0.31)	(0.20)	(0.51)	—
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	—
Total distributions	(1.06)	(1.52)	(1.28)	(1.73)	—
Net asset value, end of period	$22.21	$16.15	$19.34	$18.99	$21.14
Total return (%)[4]	45.48[5]	(9.77)	9.99	(2.42)	7.97[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[7]	0.86	0.85	0.85	0.85[7]
Expenses including reductions	0.84[7]	0.85	0.85	0.84	0.84[7]
Net investment income	1.20[7]	1.26	1.54	1.44	1.54[7]
Portfolio turnover (%)	26	40	28	23	24[8]

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
18	|	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$16.14	$19.34	$18.98	$21.14	$16.99	$17.33
Net investment income[2]	0.11	0.21	0.29	0.27	0.42	0.28
Net realized and unrealized gain (loss) on investments	7.02	(1.89)	1.36	(0.70)	5.10	(0.38)
Total from investment operations	7.13	(1.68)	1.65	(0.43)	5.52	(0.10)
Less distributions
From net investment income	(0.29)	(0.31)	(0.21)	(0.51)	(0.22)	(0.24)
From net realized gain	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)	—
Total distributions	(1.06)	(1.52)	(1.29)	(1.73)	(1.37)	(0.24)
Net asset value, end of period	$22.21	$16.14	$19.34	$18.98	$21.14	$16.99
Total return (%)[3]	45.52[4]	(9.81)	10.02	(2.41)	33.38	(0.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$391	$330	$422	$463	$532	$524
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[5]	0.85	0.84	0.84	0.83	0.83
Expenses including reductions	0.83[5]	0.84	0.83	0.83	0.83	0.82
Net investment income	1.16[5]	1.27	1.59	1.30	2.14	1.73
Portfolio turnover (%)	26	40	28	23	24	38

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	|	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
20	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$327,349,575	$309,967,776	$17,381,799	—
Capital markets	98,843,806	86,108,344	12,735,462	—
Consumer finance	35,377,767	35,377,767	—	—
Diversified financial services	48,916,147	42,229,522	6,686,625	—
Insurance	130,367,070	130,367,070	—	—
Thrifts and mortgage finance	7,777,930	7,777,930	—	—
Industrials
Professional services	10,324,087	10,324,087	—	—
Information technology
IT services	46,546,636	35,082,864	11,463,772	—
Real estate
Equity real estate investment trusts	35,054,532	28,866,693	6,187,839	—
Real estate management and development	3,787,068	—	3,787,068	—
Short-term investments	7,517,000	—	7,517,000	—
Total investments in securities	$751,861,618	$686,102,053	$65,759,565	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	21

benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2021, there were no securities on loan.
22	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $4,468.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	23

As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, derivatives, and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2021, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging up to $95.6 million, as measured at each quarter end. There were no open forward foreign currency contracts as of April 30, 2021.
24	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(3,139,610)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(521,650)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	25

For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$10,863
Class C	648
Class I	1,240
Class	Expense reduction
Class R6	$58
Class NAV	15,558
Total	$28,367

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.76% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $46,978 for the six months ended April 30, 2021. Of this amount, $7,749 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $39,229 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $53 and $574 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
26	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$319,460	$152,833
Class C	77,791	9,147
Class I	—	17,371
Class R6	—	72
Total	$397,251	$179,423
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	513,854	$10,086,435	828,213	$13,333,130
Distributions reinvested	624,183	11,422,542	904,952	17,175,984
Repurchased	(871,660)	(17,063,756)	(2,166,731)	(35,825,428)
Net increase (decrease)	266,377	$4,445,221	(433,566)	$(5,316,314)
Class B shares
Sold	—	—	330	$3,899
Distributions reinvested	—	—	6,104	103,713
Repurchased	—	—	(91,294)	(1,349,750)
Net decrease	—	—	(84,860)	$(1,242,138)
Class C shares
Sold	56,900	$975,061	163,978	$2,421,059
Distributions reinvested	46,560	759,394	89,231	1,519,596
Repurchased	(283,441)	(4,915,237)	(610,416)	(8,800,255)
Net decrease	(179,981)	$(3,180,782)	(357,207)	$(4,859,600)
Class I shares
Sold	556,420	$11,068,523	314,711	$5,241,517
Distributions reinvested	66,151	1,207,917	142,752	2,700,864
Repurchased	(184,594)	(3,558,073)	(1,400,052)	(21,527,929)
Net increase (decrease)	437,977	$8,718,367	(942,589)	$(13,585,548)
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	27

	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	19,728	$402,823	25,427	$450,991
Distributions reinvested	4,580	83,629	4,320	81,731
Repurchased	(27,164)	(494,123)	(2,358)	(34,126)
Net increase (decrease)	(2,856)	$(7,671)	27,389	$498,596
Class NAV shares
Sold	163,044	$3,205,532	3,081,710	$43,756,308
Distributions reinvested	1,110,030	20,258,040	1,643,553	31,079,593
Repurchased	(4,125,819)	(81,424,851)	(6,080,696)	(114,864,808)
Net decrease	(2,852,745)	$(57,961,279)	(1,355,433)	$(40,028,907)
Total net decrease	(2,331,228)	$(47,986,144)	(3,146,266)	$(64,533,911)
Affiliates of the fund owned 98.5% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$481,161
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $168,160,650 and $232,866,380, respectively, for the six months ended April 30, 2021.
Note 8—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2021, funds within the John Hancock group of funds complex held 52.5% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
28	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	19.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.6%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	8.1%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$199,276	$112,031	$(311,305)	$(31)	$29	$64	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Financial Industries Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
30	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1639967	70SA 4/21
6/2021

Semiannual report
John Hancock
Regional Bank Fund
U.S. equity
April 30, 2021

A message to shareholders
Dear shareholder,
The approval of a coronavirus vaccine at the beginning of the period raised hopes for a reopening of the U.S. economy and prompted investors to boost their estimates for both growth and corporate profits. The markets were also encouraged by sizable fiscal stimulus passed by Congress as well as the U.S. Federal Reserve’s pledge to keep interest rates near zero for a multiyear period. A contentious election cycle caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 6 months ended April 30, 2021, with strong gains.
Despite the good news, there are still obstacles. While the overall economic outlook has improved and unemployment rates have declined, inflation is on the rise, some regional economies may have reopened too early, and many industries will take time to recover from the losses suffered. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
26	Statement Regarding Liquidity Risk Management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	1

Your fund at a glance
INVESTMENT OBJECTIVES

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2021 (%)

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Portfolio summary
INDUSTRY COMPOSITION AS OF 4/30/2021 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2021 (% of net assets)
Citizens Financial Group, Inc.	3.2
KeyCorp	3.2
Fifth Third Bancorp	3.1
Regions Financial Corp.	3.1
Truist Financial Corp.	2.8
Western Alliance Bancorp	2.7
Pinnacle Financial Partners, Inc.	2.7
U.S. Bancorp	2.7
The PNC Financial Services Group, Inc.	2.7
Zions Bancorp NA	2.7
TOTAL	28.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	73.45	12.69	12.23	58.95	81.71	216.94
Class C	80.24	13.05	12.02	65.76	84.66	211.04
Class I1,2	83.09	14.17	12.96	67.59	93.95	238.35
Class R6[1,2]	83.28	14.19	12.97	67.67	94.12	238.65
Index 1†	70.54	15.71	13.22	68.24	107.39	245.99
Index 2†	45.98	17.42	14.17	28.85	123.20	276.37
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.26	1.96	0.96	0.85
Net (%)	1.25	1.95	0.95	0.84
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the S&P Composite 1500 Banks Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
4	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	4-30-11	31,104	31,104	34,599	37,637
Class I1,2	4-30-11	33,835	33,835	34,599	37,637
Class R6[1,2]	4-30-11	33,865	33,865	34,599	37,637
The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.
The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 9-9-16 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectus.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2020, with the same investment held until April 30, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2020	Ending value on 4-30-2021	Expenses paid during period ended 4-30-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,672.80	$7.95	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	1,667.60	12.77	1.93%
	Hypothetical example	1,000.00	1,015.20	9.64	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,675.90	6.17	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R6	Actual expenses/actual returns	1,000.00	1,676.70	5.51	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	7

Fund’s investments
AS OF 4-30-21 (unaudited)
	Shares	Value
Common stocks 98.8%		$1,283,909,988
(Cost $587,632,154)
Financials 98.8%		1,283,909,988
Banks 94.6%
1st Source Corp.	157,918	7,515,318
Altabancorp	18,264	762,522
American Business Bank (A)	152,618	6,181,029
American River Bankshares	139,590	2,754,111
Ameris Bancorp	362,804	19,624,068
Atlantic Capital Bancshares, Inc. (A)	344,652	9,219,441
Atlantic Union Bankshares Corp.	393,302	15,208,988
Bank of America Corp.	856,119	34,698,503
Bank of Commerce Holdings	318,827	4,116,057
Bank of Marin Bancorp	171,486	6,074,034
Bar Harbor Bankshares	217,096	6,221,971
BayCom Corp. (A)	266,008	4,812,085
Berkshire Hills Bancorp, Inc.	325,867	7,230,989
Bryn Mawr Bank Corp.	282,223	12,970,969
Business First Bancshares, Inc.	198,738	4,724,002
Cadence BanCorp	728,952	16,219,182
California BanCorp (A)	153,765	2,690,888
Cambridge Bancorp	111,048	9,722,252
Camden National Corp.	118,126	5,636,973
Central Valley Community Bancorp	122,038	2,396,826
Citizens Community Bancorp, Inc.	314,070	4,082,910
Citizens Financial Group, Inc.	895,708	41,453,366
City Holding Company	47,008	3,638,419
Civista Bancshares, Inc.	277,888	6,427,549
Coastal Financial Corp. (A)	277,518	8,261,711
Columbia Banking System, Inc.	249,856	10,876,232
Comerica, Inc.	413,190	31,055,360
County Bancorp, Inc.	124,994	2,954,858
Cullen/Frost Bankers, Inc.	154,410	18,538,465
Eagle Bancorp Montana, Inc.	175,456	4,103,916
East West Bancorp, Inc.	253,621	19,313,239
Equity Bancshares, Inc., Class A (A)	241,961	7,079,779
Evans Bancorp, Inc.	125,899	4,653,227
Farmers National Banc Corp.	76,437	1,267,325
Fifth Third Bancorp	1,009,319	40,917,792
First Business Financial Services, Inc.	196,522	5,199,972
First Community Corp.	215,244	3,960,490
First Financial Bancorp	556,387	13,637,045
First Horizon Corp.	1,042,066	19,059,387
8	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Merchants Corp.	301,210	$13,918,914
First Mid Bancshares, Inc.	95,146	4,142,657
FNB Corp.	1,057,260	13,628,081
German American Bancorp, Inc.	174,289	7,551,942
Glacier Bancorp, Inc.	126,834	7,476,864
Great Southern Bancorp, Inc.	83,731	4,723,266
Great Western Bancorp, Inc.	349,142	11,539,143
Hancock Whitney Corp.	489,181	22,619,729
HBT Financial, Inc.	317,133	5,771,821
Heritage Commerce Corp.	1,072,585	12,946,101
Heritage Financial Corp.	169,274	4,756,599
Horizon Bancorp, Inc.	682,993	12,526,092
Howard Bancorp, Inc. (A)	335,394	5,648,035
Huntington Bancshares, Inc.	1,680,319	25,742,487
Independent Bank Corp. (Massachusetts)	75,946	6,219,977
Independent Bank Corp. (Michigan)	236,183	5,564,471
JPMorgan Chase & Co.	217,778	33,496,434
KeyCorp	1,891,633	41,161,937
Level One Bancorp, Inc.	191,504	5,176,353
Live Oak Bancshares, Inc.	182,399	11,666,240
M&T Bank Corp.	185,229	29,208,761
Mackinac Financial Corp.	309,314	6,712,114
Metrocity Bankshares, Inc.	138,772	2,221,740
Mid Penn Bancorp, Inc.	79,805	2,153,937
MidWestOne Financial Group, Inc.	154,187	4,866,142
NBT Bancorp, Inc.	79,098	2,997,023
Nicolet Bankshares, Inc. (A)	104,540	8,338,110
Northrim BanCorp, Inc.	112,567	4,800,983
Old National Bancorp	598,344	11,308,702
Old Second Bancorp, Inc.	602,964	7,965,154
Pacific Premier Bancorp, Inc.	471,812	20,773,882
PacWest Bancorp	324,910	14,104,343
Peoples Bancorp, Inc.	42,089	1,407,035
Pinnacle Financial Partners, Inc.	404,539	35,453,798
Plumas Bancorp	56,497	1,499,995
Popular, Inc.	99,701	7,373,886
QCR Holdings, Inc.	146,756	7,076,574
Red River Bancshares, Inc.	31,915	1,775,751
Regions Financial Corp.	1,829,956	39,893,041
Renasant Corp.	297,264	12,523,732
Sandy Spring Bancorp, Inc.	71,372	3,237,434
SB Financial Group, Inc.	186,073	3,323,264
Shore Bancshares, Inc.	246,684	4,154,159
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	9

	Shares	Value
Financials (continued)
Banks (continued)
Sierra Bancorp	43,438	$1,175,867
South State Corp.	50,113	4,225,528
Southern First Bancshares, Inc. (A)	163,364	8,413,246
Stock Yards Bancorp, Inc.	196,118	10,033,397
SVB Financial Group (A)	58,823	33,636,756
Synovus Financial Corp.	471,915	22,113,937
TCF Financial Corp.	408,107	18,577,031
The Community Financial Corp.	143,153	5,170,686
The First Bancorp, Inc.	140,291	3,968,832
The First Bancshares, Inc.	186,376	7,291,029
The PNC Financial Services Group, Inc.	186,388	34,845,237
TriCo Bancshares	304,135	14,075,368
Truist Financial Corp.	613,860	36,408,037
U.S. Bancorp	588,987	34,956,378
Washington Trust Bancorp, Inc.	176,223	8,996,184
Western Alliance Bancorp	338,536	35,569,978
Zions Bancorp NA	622,279	34,723,168
Thrifts and mortgage finance 4.2%
Meridian Bancorp, Inc.	54,808	1,211,805
OP Bancorp	391,274	4,257,061
Premier Financial Corp.	570,373	18,018,083
Provident Financial Holdings, Inc.	168,339	2,737,192
Riverview Bancorp, Inc.	2,840	19,568
Southern Missouri Bancorp, Inc.	202,813	8,495,837
Timberland Bancorp, Inc.	85,394	2,402,987
WSFS Financial Corp.	349,948	17,878,843

	Par value^	Value
Short-term investments 1.3%		$16,270,000
(Cost $16,270,000)
Repurchase agreement 1.3%		16,270,000
Repurchase Agreement with State Street Corp. dated 4-30-21 at 0.000% to be repurchased at $16,270,000 on 5-3-21, collateralized by $16,609,700 U.S. Treasury Notes, 0.125% due 4-30-23 (valued at $16,595,432)	16,270,000	16,270,000

Total investments (Cost $603,902,154) 100.1%	$1,300,179,988
Other assets and liabilities, net (0.1%)	(1,149,432)
Total net assets 100.0%	$1,299,030,556

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
10	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
(A)	Non-income producing security.
At 4-30-21, the aggregate cost of investments for federal income tax purposes was $605,960,256. Net unrealized appreciation aggregated to $694,219,732, of which $696,629,918 related to gross unrealized appreciation and $2,410,186 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-21 (unaudited)

Assets
Unaffiliated investments, at value (Cost $603,902,154)	$1,300,179,988
Cash	859
Dividends receivable	861,509
Receivable for fund shares sold	1,213,502
Receivable for investments sold	714,267
Other assets	88,566
Total assets	1,303,058,691
Liabilities
Payable for investments purchased	2,576,804
Payable for fund shares repurchased	724,332
Payable to affiliates
Accounting and legal services fees	64,308
Transfer agent fees	128,363
Distribution and service fees	296,605
Trustees' fees	937
Other liabilities and accrued expenses	236,786
Total liabilities	4,028,135
Net assets	$1,299,030,556
Net assets consist of
Paid-in capital	$587,674,493
Total distributable earnings (loss)	711,356,063
Net assets	$1,299,030,556

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($809,861,082 ÷ 25,153,741 shares)[1]	$32.20
Class C ($123,151,797 ÷ 4,036,095 shares)[1]	$30.51
Class I ($347,459,509 ÷ 10,797,467 shares)	$32.18
Class R6 ($18,558,168 ÷ 576,647 shares)	$32.18
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$33.89

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-21 (unaudited)

Investment income
Dividends	$14,659,928
Interest	714
Total investment income	14,660,642
Expenses
Investment management fees	4,201,359
Distribution and service fees	1,462,737
Accounting and legal services fees	111,132
Transfer agent fees	635,419
Trustees' fees	7,229
Custodian fees	66,885
State registration fees	44,789
Printing and postage	2,847
Professional fees	35,514
Other	28,225
Total expenses	6,596,136
Less expense reductions	(45,666)
Net expenses	6,550,470
Net investment income	8,110,172
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	16,726,543
16,726,543
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	501,594,320
501,594,320
Net realized and unrealized gain	518,320,863
Increase in net assets from operations	$526,431,035
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-21 (unaudited)	Year ended 10-31-20
Increase (decrease) in net assets
From operations
Net investment income	$8,110,172	$24,728,732
Net realized gain	16,726,543	11,000,187
Change in net unrealized appreciation (depreciation)	501,594,320	(392,098,366)
Increase (decrease) in net assets resulting from operations	526,431,035	(356,369,447)
Distributions to shareholders
From earnings
Class A	(7,707,434)	(16,388,016)
Class B	—	(29,384)[1]
Class C	(879,364)	(2,527,103)
Class I	(3,408,060)	(9,785,449)
Class R6	(141,043)	(120,150)
Total distributions	(12,135,901)	(28,850,102)
From fund share transactions	(13,808,672)	(450,478,112)
Total increase (decrease)	500,486,462	(835,697,661)
Net assets
Beginning of period	798,544,094	1,634,241,755
End of period	$1,299,030,556	$798,544,094

[1]	Share class was redesignated during the period. Refer to Note 5 for further details.
14	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$19.47	$26.12	$26.12	$27.34	$20.88	$19.55
Net investment income[2]	0.20	0.49	0.40	0.22	0.15	0.16
Net realized and unrealized gain (loss) on investments	12.83	(6.58)	0.18[3]	(0.85)	7.08	2.10
Total from investment operations	13.03	(6.09)	0.58	(0.63)	7.23	2.26
Less distributions
From net investment income	(0.22)	(0.49)	(0.39)	(0.21)	(0.14)	(0.16)
From net realized gain	(0.08)	(0.07)	(0.19)	(0.38)	(0.63)	(0.77)
Total distributions	(0.30)	(0.56)	(0.58)	(0.59)	(0.77)	(0.93)
Net asset value, end of period	$32.20	$19.47	$26.12	$26.12	$27.34	$20.88
Total return (%)[4,5]	67.28[6]	(23.24)	2.47	(2.46)	34.96	12.08
Ratios and supplemental data
Net assets, end of period (in millions)	$810	$515	$845	$1,066	$1,120	$769
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[7]	1.24	1.24	1.22	1.24	1.28
Expenses including reductions	1.20[7]	1.23	1.23	1.21	1.24	1.27
Net investment income	1.50[7]	2.30	1.58	0.76	0.57	0.84
Portfolio turnover (%)	5	1	4	3	4	11

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	15

CLASS C SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16
Per share operating performance
Net asset value, beginning of period	$18.46	$24.79	$24.79	$25.98	$19.90	$18.67
Net investment income (loss)[2]	0.10	0.32	0.21	0.02	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	12.16	(6.24)	0.19[3]	(0.81)	6.74	2.01
Total from investment operations	12.26	(5.92)	0.40	(0.79)	6.71	2.03
Less distributions
From net investment income	(0.13)	(0.34)	(0.21)	(0.02)	—[4]	(0.03)
From net realized gain	(0.08)	(0.07)	(0.19)	(0.38)	(0.63)	(0.77)
Total distributions	(0.21)	(0.41)	(0.40)	(0.40)	(0.63)	(0.80)
Net asset value, end of period	$30.51	$18.46	$24.79	$24.79	$25.98	$19.90
Total return (%)[5,6]	66.76[7]	(23.85)	1.81	(3.14)	33.99	11.31
Ratios and supplemental data
Net assets, end of period (in millions)	$123	$84	$191	$283	$237	$107
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94[8]	1.96	1.94	1.92	1.94	1.98
Expenses including reductions	1.93[8]	1.95	1.93	1.91	1.93	1.97
Net investment income (loss)	0.77[8]	1.54	0.88	0.06	(0.13)	0.14
Portfolio turnover (%)	5	1	4	3	4	11

[1]	Six months ended 4-30-21. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
16	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17	10-31-16[2]
Per share operating performance
Net asset value, beginning of period	$19.45	$26.12	$26.12	$27.34	$20.87	$20.53
Net investment income[3]	0.23	0.55	0.48	0.30	0.22	0.02
Net realized and unrealized gain (loss) on investments	12.83	(6.59)	0.17[4]	(0.85)	7.10	0.38
Total from investment operations	13.06	(6.04)	0.65	(0.55)	7.32	0.40
Less distributions
From net investment income	(0.25)	(0.56)	(0.46)	(0.29)	(0.22)	(0.06)
From net realized gain	(0.08)	(0.07)	(0.19)	(0.38)	(0.63)	—
Total distributions	(0.33)	(0.63)	(0.65)	(0.67)	(0.85)	(0.06)
Net asset value, end of period	$32.18	$19.45	$26.12	$26.12	$27.34	$20.87
Total return (%)[5]	67.59[6]	(23.06)	2.78	(2.18)	35.41	1.95[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$347	$196	$591	$1,120	$523	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[7]	0.96	0.95	0.93	0.93	1.02[7]
Expenses including reductions	0.93[7]	0.95	0.94	0.92	0.92	1.02[7]
Net investment income	1.75[7]	2.49	1.88	1.05	0.87	0.55[7]
Portfolio turnover (%)	5	1	4	3	4	11[8]

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class I shares is 9-9-16.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 11-1-15 to 10-31-16.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	17

CLASS R6 SHARES Period ended	4-30-21[1]	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$19.45	$26.13	$26.13	$27.34	$24.81
Net investment income[3]	0.22	0.57	0.50	0.32	0.04
Net realized and unrealized gain (loss) on investments	12.86	(6.60)	0.18[4]	(0.83)	2.57
Total from investment operations	13.08	(6.03)	0.68	(0.51)	2.61
Less distributions
From net investment income	(0.27)	(0.58)	(0.49)	(0.32)	(0.08)
From net realized gain	(0.08)	(0.07)	(0.19)	(0.38)	—
Total distributions	(0.35)	(0.65)	(0.68)	(0.70)	(0.08)
Net asset value, end of period	$32.18	$19.45	$26.13	$26.13	$27.34
Total return (%)[5]	67.67[6]	(22.99)	2.89	(2.05)	10.52[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$4	$4	$5	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[8]	0.85	0.83	0.82	0.84[8]
Expenses including reductions	0.83[8]	0.84	0.82	0.81	0.83[8]
Net investment income	1.61[8]	2.75	2.00	1.14	0.91[8]
Portfolio turnover (%)	5	1	4	3	4[9]

[1]	Six months ended 4-30-21. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
18	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	19

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of April 30, 2021, by major security category or type:
	Total value at 4-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,283,909,988	$1,283,909,988	—	—
Short-term investments	16,270,000	—	$16,270,000	—
Total investments in securities	$1,300,179,988	$1,283,909,988	$16,270,000	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
20	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days through June 24, 2021. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the six months ended April 30, 2021 were $4,882.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	21

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$29,081
Class C	4,431
Class I	11,694
Class	Expense reduction
Class R6	$460
Total	$45,666

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2021, were equivalent to a net annual effective rate of 0.76% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at
22	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $242,914 for the six months ended April 30, 2021. Of this amount, $40,291 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $202,623 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2021, CDSCs received by the Distributor amounted to $52 and $2,587 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$933,208	$408,509
Class C	529,529	62,318
Class I	—	164,042
Class R6	—	550
Total	$1,462,737	$635,419
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2021 and for the year ended October 31, 2020 were as follows:
	Six Months Ended 4-30-21		Year Ended 10-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,258,969	$34,437,536	1,754,591	$35,357,635
Distributions reinvested	278,290	7,043,854	779,609	15,062,435
Repurchased	(2,828,258)	(76,462,882)	(8,428,281)	(173,333,360)
Net decrease	(1,290,999)	$(34,981,492)	(5,894,081)	$(122,913,290)
Class B shares
Sold	—	—	359	$7,078
Distributions reinvested	—	—	1,412	27,888
Repurchased	—	—	(113,467)	(2,151,337)
Net decrease	—	—	(111,696)	$(2,116,371)
Class C shares
Sold	368,109	$9,874,817	375,706	$7,164,806
Distributions reinvested	35,675	833,165	122,935	2,315,470
Repurchased	(900,928)	(22,051,294)	(3,689,655)	(69,730,940)
Net decrease	(497,144)	$(11,343,312)	(3,191,014)	$(60,250,664)
Class I shares
Sold	2,765,839	$77,116,027	4,405,838	$88,396,308
Distributions reinvested	117,631	3,016,528	425,108	8,520,938
Repurchased	(2,171,063)	(57,992,799)	(17,360,048)	(362,804,445)
Net increase (decrease)	712,407	$22,139,756	(12,529,102)	$(265,887,199)
Class R6 shares
Sold	415,857	$11,424,890	53,560	$1,164,228
Distributions reinvested	5,502	141,043	6,409	120,150
Repurchased	(45,537)	(1,189,557)	(28,400)	(594,966)
Net increase	375,822	$10,376,376	31,569	$689,412
Total net decrease	(699,914)	$(13,808,672)	(21,694,324)	$(450,478,112)
Affiliates of the fund owned 11.1% of shares of Class R6 on April 30, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount shares repurchased of the terminated class and the amount shares sold of the redesignated class.
24	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$692,110
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $48,756,529 and $78,845,039, respectively, for the six months ended April 30, 2021.
Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Regional Bank Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
26	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1640004	01SA 4/21
6/2021

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
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Andrew Arnott
President
Date:	June 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
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Andrew Arnott
President
Date:	June 11, 2021
By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer
Date:	June 11, 2021